Financial Income (Expense), Net - Schedule of Financial Income (Expense), Net (Detail) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financial income:
Interest on cash and cash equivalents and financial investments	$ 54.6	$ 80.3		$ 122.6
Interest on receivables	36.8	3.6		24.5
Taxes over financial revenue	(7.0)	(9.4)		(13.4)
Other	0.2			2.4
Total financial income	84.6	74.5		136.1
Financial expenses:
IOF-(tax on financial transactions)	(1.5)	(1.4)		(3.6)
Interest on taxes, social charges and contributions	(6.0)	(5.2)		(3.6)
Residual value guarantee
Interest on loans and financing	(9.5)	(39.7)		(37.5)
Other	(12.4)	(13.2)		(4.0)
Total financial expenses	(29.4)	(59.5)		(48.7)
Derivative financial instruments	6.3	(8.9)		7.6
Financial income (expenses), net	$ 61.5	$ 6.1	[1]	$ 95.0	[1]

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).